Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	36 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Vericimetry U.S. Small Cap Value Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Vericimetry U.S. Small Value Fund
Account Value	$ 23,098	$ 23,098	$ 23,098	$ 23,098	$ 18,323	$ 16,168	$ 17,874	$ 10,509	$ 12,485	$ 14,281	$ 13,204	$ 10,958	$ 9,880	$ 9,880
Average Annual Return, Percent	26.35%	8.53%	13.05%	8.73%
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,042	$ 22,042	$ 22,042	$ 22,042	$ 17,246	$ 16,168	$ 19,671	$ 11,766	$ 13,922	$ 15,359	$ 14,012	$ 11,587	$ 9,880	$ 9,880
Average Annual Return, Percent	25.88%	3.77%	9.29%	8.22%